Trade and Bills Payables - Summary of Aged Analysis of Trade and Bills Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 4,040	¥ 3,184
Within 90 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	3,594	2,791
91 to 180 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	49	59
181 to 365 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	157	161
1 to 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	100	71
Over 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 140	¥ 102